UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hylas Capital Management, L.P.

Address:   623 Fifth Avenue, 25th Floor
           New York, New York 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Horowitz
Title:  Chief Operating Officer
Phone:  212-251-3860

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Horowitz                  New York, New York                 2/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      109,118
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ASHFORD HOSPITALITY TR INC COM SHS        44103109    10,856  1357000 SH       SOLE                1357000      0    0
BELO CORP                  COM SER A      80555105     4,505   715000 SH       SOLE                 715000      0    0
BOX SHIPS INCORPORATED     SHS            Y09675102    1,473   176000 SH       SOLE                 176000      0    0
CAL DIVE INTL INC DEL      COM            12802T101    2,970  1320000 SH       SOLE                1320000      0    0
ENPRO INDS INC             COM            29355X107   11,477   348000 SH       SOLE                 348000      0    0
FELCOR LODGING TR INC      COM            31430F101    4,291  1407000 SH       SOLE                1407000      0    0
GOLAR LNG LTD BERMUDA      SHS            G9456A100   18,269   411000 SH       SOLE                 411000      0    0
GRAY TELEVISION INC        COM            389375106    1,729  1067000 SH       SOLE                1067000      0    0
LIN TV CORP                CL A           532774106    3,405   805000 SH       SOLE                 805000      0    0
MACQUARIE INFRASTR CO LLC  MEMBERSHIP INT 55608B105   21,801   780000 SH       SOLE                 780000      0    0
OCEAN RIG UDW INC          SHS            Y64354205    3,233   265000 SH       SOLE                 265000      0    0
OIL STS INTL INC           COM            678026105    8,630   113000 SH       SOLE                 113000      0    0
STRATEGIC HOTELS & RESORTS COM            86272T106    7,384  1375000 SH       SOLE                1375000      0    0
WALGREEN CO                COM            931422109    3,570   108000 SH       SOLE                 108000      0    0
WYNN RESORTS LTD           COM            983134107    5,525    50000 SH       SOLE                  50000      0    0


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